Bank loan	12 Months Ended
Mar. 31, 2015
Bank loan
Bank loan

11Bank loan

On August 12, 2013, the Group borrowed RMB60,000 from Hangzhou Bank for one year. The loan bears a monthly fixed interest rate at 0.6%. The Group repaid the bank loan in full on August 11, 2014.

On August 25, 2014, the Group borrowed RMB60,000 (US$9,679) from Hangzhou Bank for one year. The loan bears a monthly fixed interest rate at 0.6%.